Condensed Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,747,983)	$ (3,054,238)	$ (6,544,426)	$ (3,800,392)
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of common shares for services	694,500
Issuance of equity warrants connected to convertible note	151,490
Conversion of convertible note payments into common shares	3,323,587
Franchise tax fees			(9,450)	9,450
Bad debt expense		25,000	25,000
Accretion expense	1,389	1,389	2,778	2,778
Conversion of January 2022 SPA		1,125,000	1,125,000
Debt discount - OID			(140,000)
Payable to related party	185,066
Amortization of debt discount	1,140,753	432,693	473,240	1,218,951
Write-off of January 2022 SPA receivable				80,000
Imputed interest				89,237
Debt discounts – convertible note	(322,366)
Stock-based compensation	912,530	110,985	1,044,261	6,202
Penalty fees				1,322,933
Changes in operating assets and liabilities:
Prepaid expenses and other receivables	(450,812)	(105,739)	(123,417)	(13,846)
Accounts payable and accrued liabilities	392,714	663,644	110,180	582,543
Other liabilities	401,657
Net cash used in operating activities	682,525	(801,266)	(4,036,834)	(502,144)
CASH FLOWS FROM INVESTING ACTIVITIES:
Other capital expenditures for unproved oil and gas properties	(1,060,931)	(210,530)	(362,022)
Drilling costs for exploratory well		(1,294,490)	(3,749,488)
Due to operators	42,227		21,651
Advances to operators		534,852	1,900,000
Net cash used in investing activities	(1,018,704)	(970,168)	(2,189,859)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock, net		372,000	738,659	60,543
Payment of convertible note payable	(2,550,000)
Proceeds from promissory notes	1,036,880
Proceeds from notes payable – investors	125,000			4,820,000
Proceeds from convertible note (Tranche #1)	550,000		2,000,000
Repayment of notes payable		(1,472,512)	(1,472,512)	(2,920,000)
Proceeds from issuance of common stock in IPO		6,000,000	6,000,000
Cash paid for debt issuance costs	(166,978)		(350,320)	(575,438)
Proceeds from exercise of warrants, net			1,812,635
Cash paid for deferred offering costs		(1,013,493)	(1,013,493)	(888,190)
Net cash provided by financing activities	(1,005,098)	3,885,995	7,714,969	496,915
Effect of foreign currency exchange
NET CHANGE IN CASH	(1,341,277)	2,114,561	1,488,276	(5,229)
Cash - Beginning of period	1,561,924	73,648	73,648	78,877
Cash - End of period	220,647	2,188,209	1,561,924	73,648
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for income taxes
Non-cash investing and financing activities:
Issuance of warrants	151,490		$ 332,630	$ 1,108,974
Issuance of RSUs			213	30
Issuance of common stock for warrants that can be exercised per the Resale S-1/A			$ 120
Issuance of pre-funded warrants			$ 4,000
Issuance of commitment shares	$ 667,500